Stock-Based Compensation Plans	6 Months Ended
Sep. 30, 2014
Stock-Based Compensation Plans
Stock-Based Compensation Plans

9. Stock-Based Compensation Plans

In April 2014, we adopted an equity incentive plan, which we refer to as the Equity Incentive Plan, under which we expect that directors, officers, and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates, and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates, as well as entities wholly-owned or generally exclusively controlled by such persons, may be eligible to receive non-qualified stock options, stock appreciation rights, stock awards, restricted stock units and performance compensation awards that the plan administrator determines are consistent with the purposes of the plan and the interests of the Company. We have reserved 2,850,000 of our common shares for issuance under the Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in the Equity Incentive Plan in April 2014. The plan is administered by our compensation committee. For more information relating to the terms of our Equity Incentive Plan, please see the section entitled Equity Incentive Plan in Item 6. Directors, Senior Management and Employees — B. Compensation included in our Annual Report on Form 20-F for the period ended March 31, 2014.

On June 30, 2014, we granted 655,000 shares of restricted stock to certain of our officers. One-third of these restricted shares vest three years after grant date, one-third vest four years after grant date, and one-third vest five years after grant date. The restricted shares were valued at their fair market value on their grant date and are expensed on a straight-line basis over five years. Our stock-based compensation expense was $0.8 million for both the three and six months ended September 30, 2014. Unrecognized compensation cost as of September 30, 2014 is $14.3 million and will be recognized over the remaining weighted average life of 4.8 years.

A summary of the activity of our restricted shares as of September 30, 2014 and changes during the six months then ended, is as follows:

Restricted Share Awards	Number of Shares	Weighted-Average Grant-Date Fair Value
Unvested as of March 31, 2014	—	$—
Granted	655,000	22.99
Unvested as of September 30, 2014	655,000	$22.99